Inventory (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Text Block [Abstract]
Summary of Inventory

	July 31, 2021 $	October 31, 2020 $
Raw material	342,591	140,419
Finished goods	1,160,330	39,575

	1,502,921	179,994

	2020	2019
	$	$
Raw material	140,419	21,003
Finished goods	39,575	25,553

	179,994	46,556